INCOME TAXES - Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Net Loss before income taxes	$ (24,184,657)	$ (41,907,079)
Income taxes at statutory rates	(6,408,934)	(11,105,376)
Tax effect of expenses not deductible for income tax purposes:
Permanent differences	7,648,554	(4,800,780)
Unrecognized share issue costs	(129,264)	(625,220)
Tax / foreign rate changes and other adjustments	(49,409)	93,724
Total tax recovery	1,060,947	(16,437,652)
Tax recovery not recognized	(1,060,947)	16,437,652
Tax expense (income), net